LONG-TERM DEBT AND LINES OF CREDIT - Fair Value of Long-Term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Aug. 08, 2022
Debt Instrument [Line Items]
Aggregate principal amount	$ 16,091,821	$ 16,158,592
Senior Notes
Debt Instrument [Line Items]
Aggregate principal amount	10,100,000	11,100,000
Senior Notes | Level 1
Debt Instrument [Line Items]
Fair value of debt instrument	$ 9,700,000	10,500,000
Convertible Debt
Debt Instrument [Line Items]
Aggregate principal amount		1,500,000
Convertible Debt | 1.500% Convertible Senior Notes Due March 01, 2031
Debt Instrument [Line Items]
Aggregate principal amount		$ 2,000,000
Stated interest rate (as a percent)		1.50%
Convertible Debt | 1.000% convertible notes due August 15, 2029
Debt Instrument [Line Items]
Stated interest rate (as a percent)			1.00%
Convertible Debt | Level 1 | 1.500% Convertible Senior Notes Due March 01, 2031
Debt Instrument [Line Items]
Fair value of debt instrument		$ 2,000,000
Convertible Debt | Level 3
Debt Instrument [Line Items]
Fair value of debt instrument		$ 1,600,000